Stockholders' equity and reserves - Additional information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
		Apr. 28, 2021 MXN ($) $ / shares	Apr. 22, 2020 MXN ($) $ / shares	Apr. 25, 2019 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2014	Apr. 28, 2019 MXN ($)	Dec. 31, 1998 MXN ($)
Disclosure of Stockholders' Equity and Reserves
Debt to EBITDA ratio					2.75
Number of shares outstanding Percentage					1.00%
Capital redemption reserve					$ 1,199,423	$ 1,266,469	$ 1,308,367		$ 1,224,000	$ 180,000
Dividend payables		$ 851,619	$ 791,744	$ 840,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 1.42	$ 1.32	$ 1.40
Withholding tax								10.00%
Tax Bases On Contributions Made By Stockholders Taxfree Refunded					3,382,568
Reserve of remeasurements of defined benefit plans					272,527	268,692	195,905
Amount of cash flow hedges					$ 49,751	267,352	19,771
Treasury shares [member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding | shares					619,543
Share premium [member]
Disclosure of Stockholders' Equity and Reserves
Sale or issue of treasury shares					$ 32,331	(3,509)	(1,474)
Actuarial Remeasurement [Member]
Disclosure of Stockholders' Equity and Reserves
Deferred tax expense (income)					$ 116,074	$ 114,430	$ 83,236
BSACV [Member]
Disclosure of Stockholders' Equity and Reserves
Percentage of entity's revenue					63.00%	61.00%	63.00%
Series B registered shares [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding | shares					600,000,000	600,000,000	600,000,000
Par value per share | $ / shares					$ 1	$ 1	$ 1
Familiar Trusts [Member] | Before the Transaction [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding | shares	[1]				439,500,000
Number of shares outstanding Percentage					73.25%
Floating Position [Member] | Before the Transaction [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding Percentage					26.75%
Top of range [member]
Disclosure of Stockholders' Equity and Reserves
Interest coverage ratio					3
Bottom of range [member]
Disclosure of Stockholders' Equity and Reserves
Interest coverage ratio					1

[1]	All Series B shares with voting power.